Activities of the Company and significant events	12 Months Ended
Dec. 31, 2017
Disclosure Of Service Concession Arrangements [Abstract]
Activities of the Company and significant events
1.	Activities of the Company and significant events

Grupo Aeroportuario del Pacífico, S.A.B. de C.V. and subsidiaries (the “Company” or “GAP”) was incorporated in May 1998 as a state-owned entity to manage, operate and develop 12 airport facilities, mainly in Mexico’s Pacific region. The airports are located in the following cities: Guadalajara, Puerto Vallarta, Tijuana, San Jose del Cabo, Guanajuato (Bajío), Hermosillo, Mexicali, Los Mochis, La Paz, Manzanillo, Morelia and Aguascalientes. Additionally, in April 2015, GAP acquired 100% of the shares of Desarrollo de Concesiones Aeroportuarias, S.L. (DCA), a Spanish company, which owns a majority stake in MBJ Airports Limited (MBJA), which operates the Sangster International Airport in Montego Bay in Jamaica. The Company’s principal address is Mariano Otero Avenue 1249 B, six floor, Rinconada del Bosque, zip code 44530, Guadalajara, Jalisco, Mexico.

a.	Activities

The Company began operations on November 1, 1998. Prior to that date, the Company’s activities were carried out by Aeropuertos y Servicios Auxiliares (ASA), a Mexican Governmental agency, which was responsible for the operation of all public airports in Mexico.

In June 1998, the subsidiaries of Grupo Aeroportuario del Pacífico, S.A.B. de C.V. were granted concessions by the Ministry of Communications and Transportation (SCT) to manage, operate and develop each of the Pacific Group’s 12 airports and benefit from the use of the airport facilities, for a 50-year term beginning November 1, 1998 (The Concession or Concessions). The cost of the concessions, which totaled Ps.15,938,359, was determined by the Mexican Government in August 1999, based upon the price paid by Aeropuertos Mexicanos del Pacífico, S.A.P.I. de C.V. (AMP, the strategic shareholder of the Company) for its interests in GAP. On August 20, 1999, GAP entered into a Liabilities Assumption Agreement with each of its subsidiaries, whereby it assumed the liabilities incurred by each subsidiary derived from obtaining the concession. Such liabilities were capitalized by GAP as equity in favor of the Mexican Government on such date.

The term of the concession is 50 years as from November 1, 1998 and may be extended by the SCT on one or more occasions for up to 50 additional years under certain circumstances. Beginning on November 1, 1998, the Company is required to pay an annual tax to the Mexican Government, through the SCT, for use of the public property, equivalent to 5% of each concessionaire’s annual gross revenues, according to the concession terms and the Mexican Federal Duties Law.

Title to all of the long-term fixed assets within the airports is retained by the Mexican Government. Accordingly, upon expiration of the term of the concessions granted to the Company, the assets, including all of the improvements made to the airport facilities during the term of the concessions, shall automatically revert to the Mexican Government. Additionally, ASA and other agencies of the Mexican Government maintain the rights to provide certain services such as air traffic control, fuel supply and immigration control.

On February 24, 2006, the Company made an initial public offering of its Series B shares, under which the Mexican Government, which held 85% of the voting common stock of the Company sold its 100% shares participation, both in the United States of America, via the New York Stock Exchange (NYSE) and in Mexico, via the Mexican Stock Exchange (BMV). Consequently, as of such date, the Company became a public entity in both Mexico and in the United States of America and is required to meet various legal obligations and regulations for public entities applicable in each country.

On April 20, 2015, the Company carried out a transaction with Spanish company Abertis Airports, S.A (Abertis) for the acquisition of 100% of the shares of DCA. The transaction was fully paid on the same date. The acquisition was the result of a private and confidential bidding process among various participants which concluded in favor of GAP. The total amount of the transaction was USD$192 million.

DCA has a 74.5% stake in MBJA, the entity that operates Sangster International airport in Montego Bay in Jamaica. MBJA holds the concession to operate, maintain and utilize the airport for a period of 30 years, beginning April 2, 2003. Vantage Airport Group Limited (Vantage) owns the remaining 25.5% stake in MBJA.

DCA also has a 14.77% stake in SCL Terminal Aéreo Santiago, S.A. (SCL), the operator of the international terminal in Santiago, Chile until September 30, 2015. On September 30, 2015, the concession to operate the Santiago, Chile airport expired, consequently, those assets were immediately returned to the Chilean government and the new operator without any significant incidents. Though SCL will no longer have operations, according to the concession agreement, SCL must remain in effect for an additional year after the transfer, so if there are potential contingencies, SCL can address them. After that first year, SCL will remain in effect for another two years before its dissolution in accordance with tax regulations in Chile.

Significant events

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On April 6, 2017, the Company issued 15 million long-term debt securities for a total of Ps. 1,500,000 , which are unsecured and payment of principal is due at maturity. Corresponding to the tranche of the GAP 17. Interest will be payable every 28 days at a variable rate of TIIE-28 plus 49 basis points, and the principal payment will be made upon maturity, on March 31, 2022. Proceeds from the issuance will be allocated to finance Company’s Master Development Plan (MDP).

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In an Annual General Ordinary Shareholders’ Meeting held on April 25, 2017, the shareholders approved a dividend payment of Ps. 5.72 per outstanding shares at the date of each payment, excluding shares repurchased in accordance with Article 56 of the Mexican Securities Market Law. The first payment for Ps. 2.86 per share was in cash on August 15, 2017 for a total of Ps. 1,503,146 and the second payment for Ps. 2.86 per share was made on November 7, 2017 for a total of Ps. 1,503,146. The total payment for dividends was Ps. 3,006,292, as mentioned in Note 19.f.

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In a General Extraordinary Shareholders’ Meeting held on April 25, 2017, the shareholders approved a capital reduction of Ps. 3.33 per share. The payment was made on May 8, 2017 for Ps. 1,750,167 as described in Note 19.g.

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On May 2, 2017, the Company contracted HSBC México, S.A. (HSBC) for a derivative financial transaction by exchange of interest rates (swap) in order to hedge the risk of increasing the TIIE rate for the tranche of GAP 17 debt securities. This contract has a value of Ps. 1,500,000 that accrues interest at a rate of 7.21% at maturity.

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On November 9, 2017, the Company issued 23 million long-term debt securities for a total Ps. 2,300,000 which are unsecured and payment of principal at maturity corresponding to the tranche of the GAP 17-2. Interest will be payable every 28 days at a variable rate of TIIE-28 plus 44 basis points. The principal payment will be made upon maturity, on November 3, 2022. Proceeds from the issuance will be allocated to finance Company’s MDP.

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On December 28, 2017, the Company entered into loan agreements with The Bank of Nova Scotia Jamaica Limited and The Bank of Nova Scotia for USD$40 million for a seven-year term. The loan generates interest at a variable rate of one-month LIBOR plus 285 basis points. Payments will be made on a semi-annual basis after two-year grant period. The proceeds will be allocated to finance MBJ’s investments.